Lease - Schedule of Operating Leases Obligation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease cost
Operating lease cost		$ 50,520	$ 252,345
Short-term lease cost		3,374	65,221
Total lease cost		53,894	317,566
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 98,448	$ 120,824	$ 389,365
Weighted-average remaining lease term – operating leases	2 months 12 days	1 year 2 months 12 days	1 year 10 months 24 days
Weighted-average discount rate – finance leases
Weighted-average discount rate – operating leases	8.00%	8.00%	8.00%